UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-l(c)(2)(ii) under the Exchange Act (17 CFR 240.15Ga-l(c)(2)(ii)) for the annual reporting period January 1, 2016 to December 31, 2016[1]

Date of Report (Date of earliest event reported) N/A

KGS-ALPHA ASSET ACQUISITION, LLC

(Exact name of securitizer as specified in its charter)

Commission File Number of securitizer:

Central Index Key Number of securitizer: 0001555154

Frederic M. Krieger

(646) 588-2106

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-l(c)(l)  ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-l(c)(2)(i)  ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-l(c)(2)(ii)  ☒

[1]

We have attempted to gather the information required by this Form ABS-15G and Rule 15Ga-l by, among other things, (i) identifying asset-backed securities transactions that fall within the scope of Rule 15Ga-l for which we are a securitizer and that are not covered by a filing to be made by an affiliated securitizer (“Covered Transactions”), (ii) gathering information in our records regarding demands for repurchase or replacement of pool assets in Covered Transactions for breaches of representations or warranties concerning those pool assets (“Repurchases”) that is required to be reported on Form ABS-15G (“Reportable Information”), (iii) identifying the parties in Covered Transactions that have a contractual obligation to enforce any Repurchase obligations of the party or parties making those representations or warranties based on our records (“Demand Entities”), and (iv) requesting all Reportable Information from trustees and other Demand Entities that is within their respective possession and which has not been previously provided to us. However, we cannot be certain that we have obtained all applicable Reportable Information because, among other things, some Demand Entities have not agreed to provide Reportable Information or may not have provided complete Reportable Information, and some Demand Entities may be unable or unwilling to provide Reportable Information without unreasonable effort or expense (or without imposing unreasonable expense on us).

SIGNATURE

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Date: February 6, 2017

KGS-ALPHA ASSET ACQUISITION, LLC (Securitizer)

By:	/s/ Frederic M. Krieger
Name:	Frederic M. Krieger
Title:	Secretary